Borrowings	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Borrowings

19 Borrowings

	Currency	Maturity dates	Interest rates	2019 £m	2018 £m

Eurobonds	Euro	2020 to 2045	0.9% to 4.9%	7,591	8,717

	Euro	2021	3m EURIBOR +50bps	931	986

	UK sterling	2021 to 2055	1.8% to 7.3%	4,161	4,671

	US dollar	2019	1.6%	–	512

	Swiss franc	2021 to 2026	0.6% to 1.4%	510	523

Bonds issued pursuant to Rules under the US Securities Act (as amended)	US dollar	2020 to 2049	2.8% to 8.1%	23,805	25,428

	US dollar	2020 to 2022	USD 3m LIBOR + 59bps to 88bps	1,325	1,381

Bonds and notes				38,323	42,218

Commercial paper				1,056	536

Other loans				4,624	3,859

Bank loans				293	608

Bank overdrafts				491	274

Lease liabilities				579	14

				45,366	47,509

The interest on the commercial paper referred to in the table above is based on USD LIBOR plus a margin ranging between 22 and 63 basis points and EURIBOR plus a margin ranging between 10 and 24 basis points (2018: USD LIBOR plus a margin ranging between 22 and 65 basis points and EURIBOR plus a margin ranging between 8 and 15 basis points).

Other  loans primarily comprise of £745 million (2018: £nil) relating to bilateral facilities maturing in 2020 and £3,859 million (2018: £3,859 million) relating to two £1,929 million term loans maturing in 2020 and 2022.

Current borrowings per the balance sheet include interest payable of £474 million at 31 December 2019 (2018: £470 million). Included within borrowings are £5,136 million (2018: £6,245 million) of borrowings subject to fair value hedges where their amortised cost has been increased by £210 million (2018: £179 million) in the table above.

The fair value of borrowings is estimated to be £45,674 million (2018: £44,457 million) of which £38,631 million (2018: £39,169 million) has been calculated using quoted market prices and is within level 1 of the fair value hierarchy and £7,043 million (2018: £5,288 million) has been calculated based on discounted cash flow analysis and is within level 3 of the fair value hierarchy.

Amounts secured on Group assets including property, plant and equipment, inventory and receivables as at 31 December 2019 are £88 million (2018: £75 million). The majority of lease liabilities are also secured against the associated assets.

Borrowings are repayable as follows:

	Per balance sheet		Contractual gross maturities

	2019 £m	2018 £m	2019 £m	2018 £m

Within one year	7,562	4,225	8,926	5,636

Between one and two years	2,947	7,261	4,181	8,471

Between two and three years	6,992	2,958	8,215	4,086

Between three and four years	2,505	7,095	3,529	8,131

Between four and five years	3,173	2,580	3,871	3,462

Beyond five years	22,187	23,390	32,176	32,712

	45,366	47,509	60,898	62,498

The contractual gross maturities in each year include the borrowings maturing in that year together with forecast interest payments on all borrowings which are outstanding for all or part of that year.

Borrowings are denominated in the functional currency of the subsidiary undertaking or other currencies as shown below:

	Functional currency £m	US dollar £m	UK sterling £m	Euro £m	Canadian dollar £m	Other currencies £m	Total £m

31 December 2019

Total borrowings	32,536	2,772	451	8,919	10	678	45,366

Effect of derivative financial instruments

– cross-currency swaps	3,946	–	(450)	(3,432)	–	(249)	(185)

– forward foreign currency contracts	(610)	(213)	–	440	–	372	(11)

	35,872	2,559	1	5,927	10	801	45,170

31 December 2018

Total borrowings	32,612	3,803	450	10,089	–	555	47,509

Effect of derivative financial instruments

– cross-currency swaps	4,029	17	(450)	(3,653)	–	(256)	(313)

– forward foreign currency contracts	(1,905)	1,961	–	(389)	–	321	(12)

	34,736	5,781	–	6,047	–	620	47,184

The exposure to interest rate changes when borrowings are re-priced is as follows:

	Within 1 year £m	Between 1-2 years £m	Between 2-3 years £m	Between 3-4 years £m	Between 4-5 years £m	Beyond 5 years £m	Total £m

31 December 2019

Total borrowings	11,145	1,888	4,432	2,451	3,161	22,289	45,366

Effect of derivative financial instruments

– interest rate swaps	1,794	(508)	(226)	–	–	(1,060)	–

– cross-currency swaps	1,335	(758)	–	(649)	–	(115)	(187)

	14,274	622	4,206	1,802	3,161	21,114	45,179

31 December 2018

Total borrowings	10,384	4,540	1,967	4,577	2,585	23,456	47,509

Effect of derivative financial instruments

– interest rate swaps	3,069	(589)	(539)	(236)	–	(1,705)	–

– cross-currency swaps	1,318	–	(793)	–	(700)	(138)	(313)

	14,771	3,951	635	4,341	1,885	21,613	47,196

Lease liabilities are repayable as follows:

	Per balance sheet		Contractual gross maturities

	2019 £m	2018 £m	2019 £m	2018 £m

Within one year	154	7	178	7

Between one and two years	120	5	138	5

Between two and three years	92	2	100	2

Between three and four years	64	–	72	–

Between four and five years	43	–	51	–

Beyond five years	106	–	135	–

	579	14	674	14

The Group’s undrawn committed borrowing facilities (note 22) total £6,000 million (2018: £6,000 million) with £3,000 million maturing within one year (2018: £3,000 million maturing within one year) and with £3,000 million maturing between one and two years (2018: £3,000 million maturing between two and three years).

The Group defines net debt as follows:

	2019 £m	2018 £m

Borrowings*	44,787	47,495

Lease liabilities	579	14

Derivatives in respect of net debt:

– assets (note 15)	(527)	(647)

– liabilities (note 15)	384	269

Cash and cash equivalents (note 17)	(2,526)	(2,602)

Current investments held at fair value (note 14)	(123)	(178)

	42,574	44,351

*	Borrowings as at 31 December 2019 include £848 million (2018: £944 million) in respect of the purchase price adjustments relating to the acquisition of Reynolds.

The movements in net debt are presented below along with a reconciliation to the financing activities in the Group Cash Flow Statement:

							2019 £m

	Opening balance	Accounting policy change (IFRS 16) (note 30)	Subsidiaries acquired	Cash flow	Foreign exchange	Fair value, accrued interest and other	Closing balance

Borrowings	47,495	–	–	(1,176)	(1,536)	4	44,787

Lease liabilities	14	607	3	(154)	(30)	139	579

Derivatives in respect of net debt:

– assets (note 15)	(647)	–	–	(2)	107	15	(527)

– liabilities (note 15)	269	–	–	(389)	491	13	384

Cash and cash equivalents (note 17)	(2,602)	–	–	17	57	2	(2,526)

Current investments held at fair value (note 14)	(178)	–	–	95	38	(78)	(123)

	44,351	607	3	(1,609)	(873)	95	42,574

Other movements in lease liabilities in 2019 mainly comprise additions of £135 million (net of reassessments, modifications and terminations), see note 9. The £78 million increase in current investments held at fair value represents the fair value gains for these investments.

								2018 £m

	Opening balance	Accounting policy change (IFRS 9) (note 30)	Revised opening balance	Subsidiaries acquired	Cash flow	Foreign exchange	Fair value, accrued interest and other	Closing balance

Borrowings	49,450	–	49,450	–	(3,671)	1,826	(96)	47,509

Derivatives in respect of net debt:

– assets (note 15)	(640)	–	(640)	–	109	(55)	(61)	(647)

– liabilities (note 15)	117	–	117	–	(6)	132	26	269

Cash and cash equivalents (note 17)	(3,291)	–	(3,291)	(1)	563	100	27	(2,602)

Current investments held at fair value (note 14)	(65)	(144)	(209)	–	9	53	(31)	(178)

	45,571	(144)	45,427	(1)	(2,996)	2,056	(135)	44,351

	2019 £m	2018 £m

Cash flows per net debt statement	(1,609)	(2,996)

Non-financing cash flows included in net debt	(329)	(386)

Interest paid	(1,601)	(1,557)

Interest element of lease liabilities	(32)	(2)

Remaining cash flows relating to derivative financial instruments	(173)	(54)

Purchases of own shares held in employee share ownership trusts	(117)	(139)

Dividends paid to owners of the parent	(4,598)	(4,347)

Capital injection from/(purchases) of non-controlling interests	20	(11)

Dividends paid to non-controlling interests	(157)	(142)

Other	3	4

Net cash used in financing activities per cash flow statement	(8,593)	(9,630)